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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Financial Stocks, Inc.
Address:   507 Carew Tower
           441 Vine Street
           Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:


/s/ John M. Stein                    Cincinnati, Ohio       February 6, 2007
----------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:        $153,237
                                             (thousands)

List of Other Included Managers:             None


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
COLUMN 1                        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
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NAME OF                         TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                           CLASS     CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALESCO FINANCIAL                Common     14485106   $ 3,684    344,282  SH         Sole                     344,282
ALLIANCE BANK CORP              Common     18535104       907     57,952  SH         Sole                      57,952      --    --
AMERICAN RIVER HOLDINGS         Common     29326105       417     17,399  SH         Sole                      17,399      --    --
AMERICREDIT CORP                Common    03060R101     2,196     87,238  SH         Sole                      87,238
AMERISAFE INC                   Common    03071H100       980     63,387  SH         Sole                      63,387
AMERISERV                       Common    03074A102    10,747  2,180,000  SH         Sole                   2,180,000
ARCH CAP GROUP LTD              Ord       G0450A105     6,940    102,652  SH         Sole                     102,652
BANCORP INC DEL                 Common    05969A105     4,740    160,146  SH         Sole                     160,146
BANKFINANCIAL CORP              Common    06643P104     1,357     76,195  SH         Sole                      76,195      --    --
BEVERLY NATIONAL CORP           Common     88115100     1,027     43,897  SH         Sole                      43,897
BNCCORP INC                     Common     55936108     4,367    337,500  SH         Sole                     337,500
BROOKFIELD ASSET MANAGEMENT     Cl A Ltd  112585104     4,175     86,656  SH         Sole                      86,656      --    --
CAPITAL ONE FINANCIAL           Common    14040H105     6,701     87,227  SH         Sole                      87,227
CARREKER CORPORATION            Common    144433109       540     70,742  SH         Sole                      70,742
CENTENNIAL BK HLDGS INC         Common    151345303     3,069    324,400  SH         Sole                     324,400
CITIZENS CMNTY BANCORP          Common    174903104     1,424    145,645  SH         Sole                     145,645
CIVITAS BANKGROUP INC           Common    178871109     7,164    902,303  SH         Sole                     902,303
COAST FINANCIAL HOLDINGS INC    Common    190354100     2,544    154,734  SH         Sole                     154,734      --    --
COMMONWEALTH BANKSHARES INC     Common    202736104    10,863    434,502  SH         Sole                     434,502
CONNECTICUT BANK & TRUST CO     Common    207546102     1,020    128,815  SH         Sole                     128,815      --    --
CORILLIAN CORP                  Common    218725109     1,049    278,287  SH         Sole                     278,287
CORUS BANCSHARES INC            Common    220873103     2,366    102,547  SH         Sole                     102,547
DIME BANCORP INC NEW            Common    25429Q110        31    215,656  SH         Sole                     215,656
ECB BANCORP INC                 Common    268253101     1,549     47,513  SH         Sole                      47,513
ENSTAR GROUP INC GA             Common    29358R107     1,262     13,162  SH         Sole                      13,162
FIDELITY NATIONAL FINANCIAL     CL A      31620R105     2,083     87,238  SH         Sole                      87,238
FIRST CMNTY BK CORP AMER        Common    31985E202     1,488     78,750  SH         Sole                      78,750
FIRST FRANKLIN CORP             Common    320372107       746     48,142  SH         Sole                      48,142
FIRST KEYSTONE FINL INC         Common    320655103     4,297    221,515  SH         Sole                     221,515
FIRST MERCURY FINANCIAL CORP    Common    320841109     3,195    135,834  SH         Sole                     135,834
GATEWAY FINANCIAL HOLDINGS      Common    368140109       672     46,892  SH         Sole                      46,892      --    --
GOLDLEAF FINANCIAL SOLUTIONS    Common    38144H109     1,539    263,099  SH         Sole                     263,099
HANMI FINANCIAL                 Common    410495105       367     16,275  SH         Sole                      16,275
HCC INSURANCE HOLDINGS INC      Common    404132102     1,819     56,679  SH         Sole                      56,679
K FED BANCORP                   Common    48246S101     2,523    133,831  SH         Sole                     133,831      --    --
KOHLBERG CAPITAL CORP           Common    500233101     2,037    117,772  SH         Sole                     117,772
LAKELAND BANCORP INC            Common    511637100        72      4,833  SH         Sole                       4,833
LEGACY BANCORP                  CL A      52463G105     1,052     66,378  SH         Sole                      66,378      --    --
MACKINAC FINANCIAL CORP         Common    554571109     3,910    340,000  SH         Sole                     340,000
MELLON BANK CORP                Common    58551A108     4,411    104,639  SH         Sole                     104,639
NESS TECHNOLOGIES INC           Common    64104X108       185     13,000  SH         Sole                      13,000
PACIFIC MERCANTILE BANCORP      Common    694552100       115      7,116  SH         Sole                       7,116      --    --
PATRIOT NATIONAL BANK - CONN    Common    70336F104     1,763     66,640  SH         Sole                      66,640
PEOPLES COMMUNITY               Common    71086E107     7,779    432,183  SH         Sole                     432,183
R&G FINANCIAL CORP CL B         CL B      749136107       765    100,000  SH         Sole                     100,000      --    --
RENAISSANCERE HOLDINGS LTD      Common    G7496G103     1,831     30,520  SH         Sole                      30,520
UNITED AMER INDEMNITY LTD       CL A      90933T109     3,271    129,123  SH         Sole                     129,123
UNITED WESTERN BANCORP INC      Common    913201109     4,074    203,810  SH         Sole                     203,810
UNITEDHEALTH GROUP              Common    91324P102     5,309     98,818  SH         Sole                      98,818

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
VIEWPOINT FINANCIAL             Common    926727108     1,644     97,027  SH         Sole                      97,027
WELLPOINT INC                   Common    94973V107     5,115     65,007  SH         Sole                      65,007
WESTFIELD FINANCIAL             Common    96008D101       264     25,000  SH         Sole                      25,000
WESTERN UNION                   Common    959802109     3,645    162,591  SH         Sole                     162,591
ZENITH NATIONAL INSURANCE CORP  Common    989390109     6,145    130,997  SH         Sole                     130,997